Trade Accounts Receivable - Aging Analysis of Trade Accounts Receivable and the Allowance For Doubtful Accounts (Details) - EUR (€)	Sep. 30, 2018	Dec. 31, 2017
Aging Analysis of Trade Accounts Receivable
Trade accounts receivable	€ 3,473,379,000	€ 3,864,217,000
less allowance for doubtful accounts	(111,631,000)	(474,891,000)
Trade accounts receivable, net	€ 3,361,748,000	€ 3,389,326,000